Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies

NOTE 12. COMMITMENTS AND CONTINGENCIES

Manufacturing, Supply and Other Service Agreements

We contract with various third party manufacturers, suppliers and service providers to provide us with raw materials used in our products and semi-finished and finished goods, as well as certain packaging and labeling and sales and marketing services. Our most significant agreements are with Novartis Consumer Health, Inc. and Novartis AG (collectively, Novartis), Teikoku Seiyaku Co., Ltd., Mallinckrodt Inc., Noramco, Inc., Sharp Corporation, and Ventiv Commercial Services, LLC. If for any reason we are unable to obtain sufficient quantities of any of the finished goods or raw materials or components required for our products or services needed to conduct our business, it could have a material adverse effect on our business, financial condition, results of operations and cash flows.

Novartis Consumer Health, Inc.

On May 3, 2001, we entered into a long-term manufacturing and development agreement with Novartis Consumer Health, Inc. whereby Novartis Consumer Health, Inc. has agreed to manufacture certain of our commercial products and products in development. We are required to purchase, on an annual basis, a minimum amount of product from Novartis Consumer Health, Inc. The purchase price per product is equal to a predetermined amount per unit, subject to periodic adjustments. This agreement had a five-year initial term, with automatic five-year renewals thereafter. In August 2005, we extended this agreement until 2011. On February 23, 2011, we gave notice to Novartis that we would terminate this agreement effective February 2014. At June 30, 2011, based on the currently manufactured products at Novartis Consumer Health, Inc. we are required to purchase a minimum of approximately $14 million of product from Novartis Consumer Health Inc. per year, or pro rata portion thereof, until the effective date of the termination of this agreement.

Pursuant to the March 2008 Voltaren® Gel License and Supply Agreement (the Voltaren® Gel Agreement) with Novartis AG and Novartis Consumer Health, Inc. Endo has agreed to purchase from Novartis all of its requirements for Voltaren® Gel during the entire term of the Voltaren® Gel Agreement. The price of product purchased under the Voltaren® Gel Agreement is fixed for the first year and subject to annual changes based upon changes in the producer price index and raw materials.

As part of the Voltaren® Gel Agreement, we also agreed to undertake advertising and promotion of Voltaren® Gel (A&P Expenditures), subject to certain thresholds set forth in the Voltaren® Gel Agreement. We agreed to spend a minimum of $15 million on A&P Expenditures during the first Voltaren® Gel Agreement Year which ended on June 30, 2009. During the second Voltaren® Gel Agreement Year beginning on July 1, 2009 and extended through June 30, 2010, we had agreed to spend a minimum of $20 million on A&P Expenditures. During the third Voltaren® Gel Agreement Year beginning on July 1, 2010 and extending through June 30, 2011, we had agreed to spend 15% of prior year sales or approximately $13 million on A&P Expenditures. During the fourth Voltaren® Gel Agreement Year beginning on July 1, 2011 and extending through June 30, 2012, we have agreed to spend 13% of prior year sales or approximately $16 million on A&P Expenditures. In subsequent Agreement Years, the minimum A&P Expenditures set forth in the Voltaren® Gel Agreement are determined based on a percentage of net sales of Voltaren® Gel. Amounts incurred by Endo for such A&P Expenditures were $11.9 million and $11.8 million for the six months ended June 30, 2011 and 2010, respectively.

Teikoku Seiyaku Co., Ltd.

Under the terms of our agreement (the Teikoku Agreement) with Teikoku Seiyaku Co. Ltd. (Teikoku), a Japanese manufacturer, Teikoku manufactures Lidoderm® at its two Japanese facilities, located on adjacent properties, for commercial sale by us in the United States. We also have an option to extend the supply area to other territories. On April 24, 2007, we amended the Teikoku agreement (the Amended Agreement). The material components of the Amended Agreement are as follows:

•	We agreed to purchase a minimum number of patches per year through 2012, representing the noncancelable portion of the Amended Agreement.

•

Teikoku agreed to fix the supply price of Lidoderm® for a period of time after which the price will be adjusted at future dates certain based on a price index defined in the Amended Agreement. Since future price changes are unknown, we have used prices currently existing under the Amended Agreement, and estimated our minimum purchase requirement to be approximately $32 million per year through 2012. The minimum purchase requirement shall remain in effect subsequent to 2012, except that Endo has the right to terminate the Amended Agreement after 2012, if we fail to meet the annual minimum requirement.

•

Following cessation of our obligation to pay royalties to Hind Healthcare Inc. (Hind) under the Sole and Exclusive License Agreement dated as of November 23, 1998, as amended, between Hind and Endo, we will pay to Teikoku annual royalties based on our annual net sales of Lidoderm®.

•

The Amended Agreement will expire on December 31, 2021, unless terminated in accordance with its terms. Either party may terminate this Agreement, upon thirty (30) days written notice, in the event that Endo fails to purchase the annual minimum quantity for each year after 2012 (e.g., 2013 through 2021) upon thirty (30) days' written notice. Notwithstanding the foregoing, after December 31, 2021, the Amended Agreement shall be automatically renewed on the first day of January each year unless (i) we and Teikoku agree to terminate the Amended Agreement upon mutual written agreement or (ii) either we or Teikoku terminates the Amended Agreement with 180-day written notice to the other party, which notice shall not in any event be effective prior to July 1, 2022.

On January 6, 2010, the parties amended the Teikoku Agreement, effective December 16, 2009. Pursuant to the amendment, Teikoku has agreed to supply Lidoderm® at a fixed price for a period of time after which the price will be adjusted at certain future dates based on a price index defined in the amendment.

Effective November 1, 2010, the parties amended the Teikoku Agreement. Pursuant to this amendment, Teikoku has agreed to supply additional Lidoderm® at no cost to Endo in each of 2011, 2012 and 2013 in the event Endo's firm orders of Product exceed certain thresholds in those years.

Mallinckrodt Inc.

Under the terms of our agreement (the Mallinckrodt Agreement) with Mallinckrodt Inc. (Mallinckrodt), Mallinckrodt manufactures and supplies to us certain narcotic active drug substances, in bulk form, and raw materials for inclusion in our controlled substance pharmaceutical products. There is no minimum annual purchase commitment under the Mallinckrodt Agreement. However, we are required to purchase a fixed percentage of our annual requirements of each narcotic active drug substance covered by the Mallinckrodt Agreement from Mallinckrodt. The purchase price for these substances is equal to a fixed amount, adjusted on an annual basis. The initial term of this agreement is July 1, 1998 until June 30, 2013, with an automatic renewal provision for unlimited successive one-year periods. Either party may terminate the Mallinckrodt Agreement in the event of a material breach by the other party.

Noramco, Inc.

Under the terms of our agreement (the Noramco Agreement) with Noramco Inc. (Noramco), Noramco manufactures and supplies to us certain narcotic active drug substances, in bulk form, and raw materials for inclusion in our controlled substance pharmaceutical products. There are no minimum annual purchase commitments under the Noramco Agreement. However, we are required to purchase a fixed percentage of our annual requirements of each narcotic active drug substance covered by the Noramco Agreement from Noramco. The purchase price for these substances is equal to a fixed amount, adjusted on an annual basis. The Noramco Agreement will expire on December 31, 2011, with automatic renewal provisions for unlimited successive one-year periods. Either party may terminate the Noramco Agreement in the event of a material breach by the other party or at a designated time prior to its termination date.

Sharp Corporation

Under the terms of our agreement (the Sharp Agreement) with Sharp Corporation (Sharp), a U.S. manufacturer, Sharp performs certain services for Endo including the packaging and labeling of Lidoderm® at its facility in Allentown, Pennsylvania, for commercial sale by us in the United States. On December 6, 2010, the parties amended the Sharp Packaging and Labeling agreement, effective December 1, 2010, extending the agreement until March 15, 2015. The Sharp Agreement is subject to renewal for additional one-year periods upon mutual agreement by both parties. Endo has the right to terminate the Sharp Agreement at any time upon ninety (90) days' written notice.

Ventiv Commercial Services, LLC

On May 15, 2008, we entered into a services agreement (the 2008 Ventiv Agreement) with Ventiv Commercial Services, LLC (Ventiv). Under the terms of the 2008 Ventiv Agreement, Ventiv provided to Endo certain sales and marketing services through a contracted field force and other sales management positions, collectively referred to as the 2008 Ventiv Field Force. The 2008 Ventiv Field Force promoted primarily Voltaren® Gel and was required to perform a minimum number of face-to-face one-on-one discussions with physicians and other healthcare practitioners for the purpose of promoting Voltaren® Gel and other Endo products within their respective approved indications during each year of the 2008 Ventiv Agreement, subject to certain provisions.

Under the terms of the 2008 Ventiv Agreement, we incurred a one-time implementation fee that we recognized in Selling, general, and administrative expense in the second quarter of 2008. In addition, each month we were required to pay Ventiv a monthly fixed fee during the term of the 2008 Ventiv Agreement based on a pre-approved budget. Included in the fixed monthly fee were certain costs such as the Ventiv sales representative and district manager salaries, 2008 Ventiv Field Force travel, and office and other expenses captured on routine expense reports, as well as a fixed management fee. Ventiv was also eligible to earn a performance-based bonus equal to the fixed management fee during each year of the 2008 Ventiv Agreement. This performance-based bonus was payable upon the satisfaction of certain conditions, including the sale of a minimum number of Voltaren® Gel tubes and a minimum number of Details achieved.

In May 2009, we amended the 2008 Ventiv Agreement to change certain provisions including a reduction in the 2008 Ventiv Field Force from 275 to 80 sales representatives effective June 1, 2009. On September 30, 2010, the term of the Ventiv Agreement, which was originally set to expire on August 10, 2010, was extended until the first to occur of the following: (i) Endo and Ventiv entering into the new services agreement or (ii) November 30, 2010. On November 24, 2010, Endo and Ventiv terminated the 2008 Ventiv Agreement and entered into a new services agreement (the 2010 Ventiv Agreement).

Under the terms of the 2010 Ventiv Agreement, Ventiv provides to Endo certain sales and promotional services through a contracted field force of 228 sales representatives, 24 district managers, one project manager, and one national sales director, collectively referred to as the 2010 Ventiv Field Force. The 2010 Ventiv Field Force is required to perform a minimum number of face-to-face, one-on-one discussions with physicians and other health care practitioners for the purpose of promoting Voltaren® Gel, Lidoderm®, Frova®, Opana® ER, and other Endo products within their respective approved indications during each year of the 2010 Ventiv Agreement, subject to certain provisions.

Under the terms of the 2010 Ventiv Agreement, we incurred a one-time implementation fee that we recognized in Selling, general, and administrative expense in the second half of 2010. In addition, each month we are required to pay Ventiv a monthly fixed fee during the term of the 2010 Ventiv Agreement based on a pre-approved budget. Ventiv is also eligible to earn a performance-based bonus equal to the fixed management fee during each year of the 2010 Ventiv Agreement. This performance-based bonus is payable upon the satisfaction of certain conditions, including the sale of a minimum number of Voltaren® Gel tubes and a minimum number of Details achieved. The 2010 Ventiv Agreement was set to expire on October 1, 2011. On July 21, 2011, Endo notified Ventiv of its decision to extend the term of the 2010 Ventiv Agreement to December 30, 2011.

The expenses incurred with respect to Ventiv under both the 2008 and the 2010 Ventiv Agreements were $9.2 million and $18.0 million for the three and six months ended June 30, 2011, respectively, and $3.0 million and $5.6 million for the three and six months ended June 30, 2010, respectively. These amounts were included within Selling, general and administrative expense in the accompanying Condensed Consolidated Statements of Operations.

UPS Supply Chain Solutions

Under the terms of this agreement, we utilize UPS Supply Chain Solutions to provide customer service support, chargeback processing, accounts receivables management and warehouse, freight and distribution services for certain of our products in the United States. The initial term of the agreement will extend to March 31, 2015. The agreement may be terminated by either party (1) without cause upon prior written notice to the other party; (2) with cause in the event of an uncured material breach by the other party and (3) if the other party become insolvent or bankrupt. In the event of termination of services provided under the Warehouse Distribution Services Schedule to the agreement (i) by Endo without cause or (ii) by UPS due to Endo's breach, failure by Endo to make payments when due, or Endo's insolvency, we would be required to pay UPS certain termination costs. Such termination costs would not exceed $1.5 million.

General

In addition to the manufacturing and supply agreements described above, we have agreements with various companies for clinical development services. Although we have no reason to believe that the parties to these agreements will not meet their obligations, failure by any of these third parties to honor their contractual obligations may have a materially adverse effect on our business, financial condition, results of operations and cash flows.

Milestones and Royalties

See Note 8 for a complete description of future milestone and royalty commitments pursuant to our acquisitions, license and collaboration agreements.

Employment Agreements

We have entered into employment agreements with certain members of management.

Research Contracts

We routinely contract with universities, medical centers, contract research organizations and other institutions for the conduct of research and clinical studies on our behalf. These agreements are generally for the duration of the contracted study and contain provisions that allow us to terminate prior to completion.

Legal Proceedings

We and certain of our subsidiaries are involved in various claims, legal proceedings and governmental investigations that arise from time to time in the ordinary course of our business, including relating to product liability, intellectual property, regulatory compliance and commercial matters. While we cannot predict the outcome of our ongoing legal proceedings and we intend to vigorously defend our position, an adverse outcome in any of these proceedings could have a material adverse effect on our current and future financial position, results of operations and cash flows.

Department of Health and Human Services Subpoena

As previously reported, in January 2007 and April 2011, the Company received subpoenas issued by the United States Department of Health and Human Services, Office of Inspector General (OIG) and the United States Department of Justice, respectively. The subpoenas request documents relating to Lidoderm® (lidocaine patch 5%), focused primarily on the sale, marketing and promotion of Lidoderm®. The Company is cooperating with the government in responding to the subpoenas. At this time, the Company cannot predict or determine the outcome of the government's investigation or reasonably estimate the amount or range of amounts of fines or penalties, if any, that might result from a settlement or an adverse outcome from this investigation.

Pricing Litigation

A number of cases were brought by local and state government entities that allege generally that our wholly-owned subsidiary, Endo Pharmaceuticals Inc. (EPI) and numerous other pharmaceutical companies reported false pricing information in connection with certain drugs that are reimbursable under Medicaid. These cases generally seek damages, treble damages, disgorgement of profits, restitution and attorneys' fees. The federal court cases have been consolidated in the United States District Court for the District of Massachusetts under the Multidistrict Litigation Rules as In re: Pharmaceutical Industry Average Wholesale Price Litigation, MDL 1456. Included in MDL 1456 were 43 cases brought by individual New York counties as well as a case brought by New York City, all of which were consolidated. Without admitting any liability or wrongdoing, EPI and the plaintiffs reached an agreement to resolve the foregoing federal cases brought by New York City and the New York counties on terms that are not material to the Company's business, results of operations, financial condition or cash flows. Pursuant to that agreement, the matters were dismissed as to EPI on June 2, 2011.

Also included in MDL 1456 is the previously reported case State of Iowa v. Abbott Laboratories, Inc., et al., against EPI and numerous other pharmaceutical companies. On June 25, 2010, without admitting any liability or wrongdoing, EPI and the plaintiff reached an agreement in principle to resolve this case brought by the State of Iowa on terms that are not material to the Company's business, results of operations, financial condition or cash flows.

As previously reported, three other New York counties (Erie, Oswego and Schenectady) filed similar litigation in New York State courts. These were coordinated by the New York Litigation Coordinating Panel in the Supreme Court of the State of New York, Erie County. Without admitting any liability or wrongdoing, EPI and the plaintiffs reached an agreement to resolve these cases brought by the County of Erie, the County of Oswego and the County of Schenectady on terms that are not material to the Company's business, results of operations, financial condition or cash flows. Pursuant to that agreement, the matters were dismissed as to EPI on June 24, 2011.

As previously reported, on November 3, 2010, the State of Louisiana submitted its Third Amending Petition for Damages and Jury Demand in the previously-filed case of State of Louisiana v. Abbott Laboratories, Inc., et al. That Petition names EPI as a defendant. The Petition also names numerous other pharmaceutical companies and contains allegations similar to the allegations in the cases described above. The case is pending in the 19th Judicial District, Parish of East Baton Rouge.

There is a previously reported case pending in the Circuit Court of Montgomery County, Alabama against EPI and numerous other pharmaceutical companies: State of Alabama v. Abbott Laboratories, Inc., et al. In addition, there is a previously reported case pending in the Third Judicial District Court of Salt Lake County, Utah against EPI and numerous other pharmaceutical companies: State of Utah v. Actavis US, Inc., et al. These cases contain allegations similar to the allegations in the cases described above.

The Company intends to contest the above unresolved cases vigorously and to explore other options as appropriate in the best interests of the Company. Litigation similar to that described above may also be brought by other plaintiffs in various jurisdictions. However, we cannot predict the timing or outcome of any such litigation, or whether any such litigation will be brought against the Company or its subsidiaries.

Paragraph IV Certifications on Lidoderm®

As previously reported, on January 15, 2010, the Company and the holders of the Lidoderm® NDA and relevant patent, Teikoku Seiyaku Co., Ltd., and Teikoku Pharma USA, Inc. (Teikoku) received a Paragraph IV Certification Notice under 21 U.S.C. 355(j) from Watson Laboratories, Inc. (Watson) advising of the filing of an Abbreviated New Drug Application (ANDA) for a generic version of Lidoderm® (lidocaine topical patch 5%). The Paragraph IV Certification Notice refers to U.S. Patent No. 5,827,529, which covers the formulation of Lidoderm®, a topical patch to relieve the pain of post herpetic neuralgia launched in 1999. This patent is listed in the FDA's Orange Book and expires in October 2015. As a result of this Notice, on February 19, 2010, the Company, Teikoku Seiyaku Co., Ltd. and Teikoku Pharma USA, Inc. filed a lawsuit against Watson in the United States District Court of the District of Delaware. Because the suit was filed within the 45-day period under the Hatch-Waxman Act for filing a patent infringement action, we believe that it triggered an automatic 30-month stay of approval under the Act. On March 4, 2010, Watson filed an Answer and Counterclaims, claiming U.S. Patent No. 5,827,529 is invalid or not infringed. In October 2010, Teikoku Pharma USA listed U.S. Patent No. 5,741,510 in the FDA Orange Book, and this patent expires in March 2014. On June 30, 2011, the Company and Teikoku filed a second lawsuit against Watson in the United States District Court of the District of Delaware alleging infringement of U.S. Patent Nos. 5,741,510, 6,096,333, and 6,096,334 which cover lidocaine patch formulations and manufacturing processes.

As previously reported, in January 2011, the Company and Teikoku received a Paragraph IV Certification Notice under 21 U.S.C. 355(j) from Mylan Technologies Inc. (Mylan) advising of the filing of an ANDA for a generic version of Lidoderm® (lidocaine topical patch 5%). The Paragraph IV Certification Notice refers to U.S. Patent Nos. 5,827,529 and 5,741,510, which cover the formulation of Lidoderm®. These patents are listed in the FDA's Orange Book and expire in October 2015 and March 2014, respectively. On March 14, 2011, the Company filed a lawsuit against Mylan in the United States District Court for the District of Delaware, claiming that the Paragraph IV Certification Notice served by Mylan failed to comply with the requirements of 21 U.S.C. sec. 355(b)(3)(C)(1) and 21 C.F.R. 214.95(a). In that suit, the Company seeks a declaration that Mylan's Paragraph IV Certification Notice is null, void and without legal effect, and that as a result, Mylan has failed to properly trigger the ANDA litigation process. In the alternative, the Company alleges that Mylan's submission of its ANDA constitutes infringement of the '510 patent under 35 U.S.C. sec. 271(e)(2)(A).

Endo intends, and has been advised by Teikoku that they too intend, to vigorously defend Lidoderm®'s intellectual property rights and to pursue all available legal and regulatory avenues in defense of Lidoderm®, including enforcement of the product's intellectual property rights and approved labeling. However, there can be no assurance that we will be successful. If we are unsuccessful and either Watson or Mylan is able to obtain FDA approval of its product, either Watson or Mylan may be able to launch its generic version of Lidoderm® prior to the applicable patents' expirations in 2014 and 2015. Additionally, we cannot predict or determine the timing or outcome of this litigation but will explore all options as appropriate in the best interests of the Company. In addition to the above litigation, it is possible that another generic manufacturer may also seek to launch a generic version of Lidoderm® and challenge the applicable patents.

In addition to the above litigation, it is possible that another generic manufacturer may also seek to launch a generic version of Lidoderm® and challenge the applicable patents.

Paragraph IV Certifications on Opana® ER

As previously reported, in December 2007 and June 2008, the Company received notices from Impax Laboratories, Inc. (Impax) advising of the filing by Impax of an ANDA for a generic version of Opana® ER (oxymorphone hydrochloride extended-release tablets CII). Impax's notices included notification that it had filed Paragraph IV certifications under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation of Opana® ER. These patents are listed in the FDA's Orange Book and expire in 2013 and 2023. The Company and the patent holder Penwest timely filed lawsuits against Impax in the United States District Court for the District of Delaware in connection with Impax's ANDA.

As previously reported, on June 8, 2010, the Company and Penwest settled all of the Impax litigation relating to Opana® ER. Both sides dismissed their respective claims and counterclaim with prejudice. Under the terms of the settlement, Impax agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Impax a license permitting the production and sale of generic Opana® ER for 5, 10, 20, 30 and 40 mg tablets commencing on January 1, 2013 or earlier under certain circumstances. Such license is exclusive for 5, 10, 20, 30 and 40 mg tablets of generic Opana® ER for which Impax obtains first applicant status as described in 21 U.S.C. Section 355(j)(5)(B)(iv), for the period beginning on January 1, 2013 or earlier under certain circumstances, and such exclusivity ends upon expiration or forfeit of the 180-day period described in 21 U.S.C. Section 355(j)(5)(B)(iv) for such dosage strength. Such license is also subject to any agreements executed by us and any third party holding an ANDA referencing Opana® ER as of or prior to June 8, 2010.

As previously reported, in February and June 2008, the Company received notices from Actavis South Atlantic LLC (Actavis), advising of the filing by Actavis of an ANDA for a generic version of Opana® ER. Actavis's notices included notification that it had filed Paragraph IV certifications under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation of Opana® ER. The Company and the patent holder Penwest timely filed lawsuits against Actavis in the United States District Court for the District of New Jersey in connection with Actavis's ANDA.

As previously reported, on February 20, 2009, the Company and Penwest settled all of the Actavis litigation relating to Opana® ER. Under the terms of the settlement, Actavis agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Actavis a license permitting the production and sale of generic Opana® ER 7.5 and 15 mg tablets on July 15, 2011, or earlier under certain circumstances. The Company and Penwest also granted Actavis a license to produce and market other strengths of Opana® ER generic commencing on the earlier of July 15, 2011 and the date on which any third party commences commercial sales of a generic form of the drug.

As previously reported, in July and November 2008, the Company received notices from Sandoz, Inc. (Sandoz), advising of the filing by Sandoz of an ANDA for a generic version of Opana® ER. Sandoz's notices included notification that it had filed a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation of Opana® ER. The Company and the patent holder Penwest timely filed lawsuits against Sandoz in the United States District Court for the District of Delaware in connection with Sandoz's ANDA.

As previously reported, on June 8, 2010, the Company and Penwest settled all of the Sandoz litigation relating to Opana® ER. Both sides dismissed their respective claims and counterclaim with prejudice. Under the terms of the settlement, Sandoz agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Sandoz a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

As previously reported, in September 2008 and June 2009, the Company received notices from Barr Laboratories, Inc. (Barr), advising of the filing by Barr of an ANDA for a generic version of Opana® ER. Barr's notices included notification that it had filed a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation of Opana® ER. The Company and the patent holder Penwest timely filed lawsuits against Barr in the United States District Court for the District of Delaware in connection with Barr's ANDA.

As previously reported, on April 12, 2010, the Company and Penwest settled all of the Barr litigation relating to Opana® ER. Under the terms of the settlement, Barr agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Barr a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

As previously reported, in January and March 2010, the Company received notices from Watson Laboratories, Inc. (Watson) advising of the filing by Watson of an ANDA for a generic version of Opana® ER. Watson's notices included notification that it had filed a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation of Opana® ER. The Company and the patent holder Penwest timely filed lawsuits against Watson in the U.S. District Court for the District of New Jersey in connection with Watson's ANDA.

As previously reported, on October 4, 2010, the Company and Penwest settled all of the Watson litigation relating to Opana® ER. Under the terms of the settlement, Watson agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Watson a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

As previously reported, in December 2009 and January 2010, the Company received notices from Roxane Laboratories, Inc. (Roxane) advising of the filing by Roxane of an ANDA for a generic version of Opana® ER. Roxane's notices included notification that it had filed a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation of Opana® ER. The Company and the patent holder Penwest timely filed lawsuits against Roxane in the U.S. District Court for the District of New Jersey in connection with Roxane's ANDA.

On May 4, 2011, the Company and Penwest settled all of the Roxane litigation relating to Opana® ER. Under the terms of the settlement, Roxane agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Roxane a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

In addition to the above litigation, it is possible that another generic manufacturer may also seek to launch a generic version of Opana® ER and challenge the applicable patents. We intend to contest vigorously and pursue all available legal and regulatory avenues in defense of Opana® ER, including enforcement of our intellectual property rights and approved labeling. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of any of these litigations but will explore all options as appropriate in the best interests of the Company.

Paragraph IV Certifications on Frova®

As previously reported, in July 2011, the Company and its licensor, Vernalis Development Limited received a notice from Mylan Technologies Inc. (Mylan) advising of the filing by Mylan of an ANDA for a generic version of Frova® (frovatriptan succinate) 2.5 mg tablets. Mylan's notice included notification that it had filed a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to the patents that cover the formulation Frova®. These patents are listed in the U.S. Food and Drug Administration's (FDA) Orange Book and expire between 2013 and 2015. The Company is currently reviewing the details of this notice.

In addition to the above Paragraph IV certification, it is possible that another generic manufacturer may also seek to launch a generic version of Frova® and challenge the applicable patents. We intend to contest vigorously and pursue all available legal and regulatory avenues in defense of Frova®. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of this litigation but will explore all options as appropriate in the best interests of the Company.

MCP Cases

Qualitest, and in certain cases the Company or certain of its subsidiaries, along with several other pharmaceutical manufacturers, have been named as defendants in numerous lawsuits in various federal and state courts alleging personal injury resulting from the use of the prescription medicine metoclopramide. Plaintiffs in these suits allege various personal injuries including tardive dyskinesia, other movement disorders, and death. The Company intends to contest these cases vigorously and to explore other options as appropriate in the best interests of the Company. Litigation similar to that described above may also be brought by other plaintiffs in various jurisdictions. However, we cannot predict the timing or outcome of any such litigation, or whether any additional litigation will be brought against the Company or its subsidiaries. Subject to certain terms and conditions, we will be indemnified by the former owners of Qualitest with respect to metoclopramide litigation arising out of the sales of the product by Qualitest between January 1, 2006 and the date on which the acquisition was completed, subject to an overall liability cap of $100 million for all claims arising out of or related to the acquisition, including the claims described above.

Propoxyphene Cases

Qualitest and, in certain cases, the Company or certain of its subsidiaries, along with several other pharmaceutical manufacturers, have been named as defendants in several lawsuits in various federal and state courts alleging personal injury resulting from the use of the prescription medicine propoxyphene. Plaintiffs in these suits allege various personal injuries including cardiac impairment and damage. Certain plaintiffs seek to create a multidistrict litigation (MDL) with respect to cases filed in federal court. The Company intends to contest these cases vigorously and to explore other options as appropriate in the best interests of the Company. Litigation similar to that described above may also be brought by other plaintiffs in various jurisdictions. However, we cannot predict the timing or outcome of any such litigation, or whether any additional litigation will be brought against the Company or its subsidiaries. Subject to certain terms and conditions, we will be indemnified by the former owners of Qualitest with respect to propoxyphene litigation arising out of the sales of the product by Qualitest between January 1, 2006 and the date on which the acquisition was completed, subject to an overall liability cap of $100 million for all claims arising out of or related to the acquisition, including the claims described above.

Vaginal Mesh Cases

On October 20, 2008, the FDA issued a Public Health Notification (PHN) regarding potential complications associated with transvaginal placement of surgical mesh to treat pelvic organ prolapse (POP) and stress urinary incontinence (SUI). The notification provides recommendations and encourages physicians to seek specialized training in mesh procedures, to advise their patients about the risks associated with these procedures and to be diligent in diagnosing and reporting complications.

In July 2011, FDA issued an update to the October 2008 PHN to further advise the public and the medical community of the potential complications associated with transvaginal placement of surgical mesh to treat POP. In this July 2011 update, the FDA maintained that adverse events are not rare, as previously reported, and questioned the relative effectiveness of transvaginal mesh as a treatment for POP as compared to non-mesh surgical repair. The July 2011 notification continued to encourage physicians to seek specialized training in mesh procedures, to consider and to advise their patients about the risks associated with these procedures and to be diligent in diagnosing and reporting complications. FDA also stated that an advisory panel will be convened on September 8-9, 2011 to further address the safety and effectiveness of transvaginal surgical mesh used for repair of POP.

Since 2008, AMS has been named as a defendant in several lawsuits in various federal and state courts alleging personal injury resulting from use of transvaginal surgical mesh products designed to treat POP and SUI. Plaintiffs in these suits allege various personal injuries including chronic pain, incontinence and inability to control bowel function, and permanent deformities. AMS intends to contest these cases vigorously and to explore other options as appropriate in the best interests of AMS and the Company. Litigation similar to that described above may also be brought by other plaintiffs in various jurisdictions. However, we cannot predict the timing or outcome of any such litigation, or whether any additional litigation will be brought against the Company or its subsidiaries.

Other Legal Proceedings

In addition to the above proceedings, we are involved in, or have been involved in, arbitrations or various other legal proceedings that arise from the normal course of our business. We cannot predict the timing or outcome of these claims and other proceedings. Currently, we are not involved in any arbitration and/or other legal proceeding that we expect to have a material effect on our business, financial condition, results of operations and cash flows.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Manufacturing, Supply and Other Service Agreements

We contract with various third party manufacturers and suppliers to provide us with raw materials used in our products and finished goods. Our most significant agreements are with Novartis Consumer Health, Inc. and Novartis AG (collectively, Novartis), Teikoku Seiyaku Co., Ltd., Mallinckrodt Inc., Noramco, Inc., Sharp Corporation, and Ventiv Commercial Services, LLC. If for any reason we are unable to obtain sufficient quantities of any of the finished goods or raw materials or components required for our products, it could have a material adverse effect on our business, financial condition, results of operations and cash flows.

Novartis Consumer Health, Inc.

On May 3, 2001, we entered into a long-term manufacturing and development agreement with Novartis Consumer Health, Inc. whereby Novartis Consumer Health, Inc. has agreed to manufacture certain of our commercial products and products in development. We are required to purchase, on an annual basis, a minimum amount of product from Novartis Consumer Health, Inc. The purchase price per product is equal to a predetermined amount per unit, subject to periodic adjustments. This agreement had a five-year term, with automatic five-year renewals thereafter. In August 2005, we extended this agreement until 2011. On February 23, 2011, we gave notice to Novartis that we would terminate this agreement effective February 2014. As of December 31, 2010, we are required to purchase a minimum of approximately $14 million of product from Novartis Consumer Health Inc. per year, or pro rata portion thereof, until the effective date of the termination of this agreement. Amounts purchased pursuant to this agreement were $54.9 million, $51.5 million, and $32.0 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Pursuant to the March 2008 Voltaren® Gel License and Supply Agreement (the Voltaren® Gel Agreement) with Novartis AG and Novartis Consumer Health, Inc. Endo has agreed to purchase from Novartis all of its requirements for Voltaren® Gel during the entire term of the Voltaren® Gel Agreement. The price of product purchased under the Voltaren® Gel Agreement is fixed for the first year and subject to annual changes based upon changes in the producer price index and raw materials. Amounts purchased pursuant to the Voltaren® Gel Agreement were $27.1 million, $13.1 million, and $23.4 million for the years ended December 31, 2010, 2009, and 2008, respectively.

As part of the Voltaren® Gel Agreement, we also agreed to undertake advertising and promotion of Voltaren® Gel (A&P Expenditures), subject to certain thresholds set forth in the Voltaren® Gel Agreement. We agreed to spend a minimum of $15 million on A&P Expenditures during the first Voltaren® Gel Agreement Year which ended on June 30, 2009. During the second Voltaren® Gel Agreement Year beginning on July 1, 2009 and extended through June 30, 2010, we had agreed to spend a minimum of $20 million on A&P Expenditures. During the third Voltaren® Gel Agreement Year beginning on July 1, 2010 and extending through June 30, 2011, we had agreed to spend 15% of prior year sales or approximately $13 million on A&P Expenditures. In subsequent Agreement Years, the minimum A&P Expenditures set forth in the Voltaren® Gel Agreement are determined based on a percentage of net sales of Voltaren® Gel.

Amounts incurred by Endo for such A&P Expenditures were $18.0 million, $15.6 million, and $9.4 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Teikoku Seiyaku Co., Ltd.

Under the terms of our agreement (the Teikoku Agreement) with Teikoku Seiyaku Co. Ltd. (Teikoku), a Japanese manufacturer, Teikoku manufactures Lidoderm® at its two Japanese facilities, located on adjacent properties, for commercial sale by us in the United States. We also have an option to extend the supply area to other territories. On April 24, 2007, we amended the Teikoku agreement (the Amended Agreement). The material components of the Amended Agreement are as follows:

•	We agreed to purchase a minimum number of patches per year through 2012, representing the noncancelable portion of the Amended Agreement.

•

Teikoku agreed to fix the supply price of Lidoderm® for a period of time after which the price will be adjusted at future dates certain based on a price index defined in the Amended Agreement. Since future price changes are unknown, we have used prices currently existing under the Amended Agreement, and estimated our minimum purchase requirement to be approximately $32 million per year through 2012. The minimum purchase requirement shall remain in effect subsequent to 2012, except that Endo has the right to terminate the Amended Agreement after 2012, if we fail to meet the annual minimum requirement.

•

Following cessation of our obligation to pay royalties to Hind Healthcare Inc. (Hind) under the Sole and Exclusive License Agreement dated as of November 23, 1998, as amended, between Hind and Endo, we will pay to Teikoku annual royalties based on our annual net sales of Lidoderm®.

•

The Amended Agreement will expire on December 31, 2021, unless terminated in accordance with its terms. Either party may terminate this Agreement, upon thirty (30) days written notice, in the event that Endo fails to purchase the annual minimum quantity for each year after 2012 (e.g., 2013 through 2021) upon thirty (30) days' written notice. Notwithstanding the foregoing, after December 31, 2021, the Amended Agreement shall be automatically renewed on the first day of January each year unless (i) we and Teikoku agree to terminate the Amended Agreement upon mutual written agreement or (ii) either we or Teikoku terminates the Amended Agreement with 180-day written notice to the other party, which notice shall not in any event be effective prior to July 1, 2022.

On January 6, 2010, the parties amended the Teikoku Agreement, effective December 16, 2009. Pursuant to the amendment, Teikoku has agreed to supply the product at a fixed price for a period of time after which the price will be adjusted at future dates certain based on a price index defined in the amendment.

Effective November 1, 2010, the parties amended the Teikoku Agreement. Pursuant to this amendment, Teikoku has agreed to supply additional product at no cost to Endo in each of 2011, 2012 and 2013 in the event Endo's firm orders of Product exceed certain thresholds in those years.

Amounts purchased pursuant to this agreement, as amended, were $172.3 million, $152.9 million, and $156.9 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Mallinckrodt Inc.

Under the terms of our agreement (the Mallinckrodt Agreement) with Mallinckrodt Inc. (Mallinckrodt), Mallinckrodt manufactures and supplies to us certain narcotic active drug substances, in bulk form, and raw materials for inclusion in our controlled substance pharmaceutical products. There is no minimum annual purchase commitment under the Mallinckrodt Agreement. However, we are required to purchase a fixed percentage of our annual requirements of each narcotic active drug substance covered by the Mallinckrodt Agreement from Mallinckrodt. The purchase price for these substances is equal to a fixed amount, adjusted on an annual basis. The initial term of this agreement is July 1, 1998 until June 30, 2013, with an automatic renewal provision for unlimited successive one-year periods. Either party may terminate the Mallinckrodt agreement in the event of a material breach by the other party. Amounts purchased pursuant to this agreement were $26.1 million, $20.7 million, and $15.8 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Noramco, Inc.

Under the terms of our agreement (the Noramco Agreement) with Noramco Inc. (Noramco), Noramco manufactures and supplies to us certain narcotic active drug substances, in bulk form, and raw materials for inclusion in our controlled substance pharmaceutical products. There are no minimum annual purchase commitments under the Noramco Agreement. However, we are required to purchase a fixed percentage of our annual requirements of each narcotic active drug substance covered by the Noramco Agreement from Noramco.

The purchase price for these substances is equal to a fixed amount, adjusted on an annual basis. The Noramco Agreement will expire on December 31, 2011, with automatic renewal provisions for unlimited successive one-year periods. Either party may terminate the Noramco Agreement in the event of a material breach by the other party or at a designated time prior to its termination date. Amounts purchased from Noramco were $13.9 million, $3.2 million, and $4.2 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Sharp Corporation

Under the terms of our agreement (the Sharp Agreement) with Sharp Corporation (Sharp), a U.S. manufacturer, Sharp performs certain services for Endo including the packaging and labeling of Lidoderm® at its facility in Allentown, Pennsylvania, for commercial sale by us in the United States. The Sharp Agreement will expire on March 1, 2011, subject to renewal for additional one-year periods upon mutual agreement by both parties. Endo has the right to terminate the Sharp Agreement at any time upon ninety (90) days' written notice. Amounts purchased pursuant to the Sharp agreement were $6.9 million, $6.3 million, and $5.3 million for the years ended December 31, 2010, 2009, and 2008, respectively. On December 6, 2010, the parties amended the Sharp Packaging and Labeling agreement, effective December 1, 2010, extending the agreement until March 1, 2015.

Ventiv Commercial Services, LLC

On May 15, 2008, we entered into a services agreement (the 2008 Ventiv Agreement) with Ventiv Commercial Services, LLC (Ventiv). Under the terms of the 2008 Ventiv Agreement, Ventiv provided to Endo certain sales and marketing services through a contracted field force and other sales management positions, collectively referred to as the 2008 Ventiv Field Force. The 2008 Ventiv Field Force promoted primarily Voltaren® Gel and was required to perform a minimum number of face-to-face one-on-one discussions with physicians and other healthcare practitioners for the purpose of promoting Voltaren® Gel and other Endo products within their respective approved indications during each year of the 2008 Ventiv Agreement, subject to certain provisions.

Under the terms of the 2008 Ventiv Agreement, we incurred a one-time implementation fee that we recognized in selling, general, and administrative expense in the second quarter of 2008. In addition, each month we were required to pay Ventiv a monthly fixed fee during the term of the 2008 Ventiv Agreement based on a pre-approved budget. Included in the fixed monthly fee were certain costs such as the Ventiv sales representative and district manager salaries, 2008 Ventiv Field Force travel, and office and other expenses captured on routine expense reports, as well as a fixed management fee. Ventiv was also eligible to earn a performance-based bonus equal to the fixed management fee during each year of the 2008 Ventiv Agreement. This performance-based bonus was payable upon the satisfaction of certain conditions, including the sale of a minimum number of Voltaren® Gel tubes and a minimum number of Details achieved.

In May 2009, we amended the 2008 Ventiv Agreement to change certain provisions including a reduction in the 2008 Ventiv Field Force from 275 to 80 sales representatives effective June 1, 2009. On September 30, 2010, the term of the Ventiv Agreement, which was originally set to expire on August 10, 2010, was extended until the first to occur of the following: (i) Endo and Ventiv entering into the new services agreement or (ii) November 30, 2010. On November 24, 2010, Endo and Ventiv terminated the 2008 Ventiv Agreement and entered into a new services agreement (the 2010 Ventiv Agreement).

Under the terms of the 2010 Ventiv Agreement, Ventiv will provide certain sales and promotional services through a contracted field force of 228 sales representatives, 24 district managers, one project manager, and one national sales director, collectively referred to as the 2010 Ventiv Field Force. The 2010 Ventiv Field Force is required to perform a minimum number of face-to-face, one-on-one discussions with physicians and other health care practitioners for the purpose of promoting Voltaren® Gel, Lidoderm®, Frova®, Opana® ER, and other Endo products within their respective approved indications during each year of the 2010 Ventiv Agreement, subject to certain provisions.

Under the terms of the 2010 Ventiv Agreement, we incurred a one-time implementation fee that we recognized in selling, general, and administrative expense in the second half of 2010. In addition, each month we are required to pay Ventiv a monthly fixed fee during the term of the 2010 Ventiv Agreement based on a pre-approved budget. Ventiv is also eligible to earn a performance-based bonus equal to the fixed management fee during each year of the 2010 Ventiv Agreement. This performance-based bonus is payable upon the satisfaction of certain conditions, including the sale of a minimum number of Voltaren® Gel tubes and a minimum number of Details achieved. The 2010 Ventiv Agreement shall expire on October 1, 2011, unless extended by Endo.

The expenses incurred with respect to Ventiv under both the 2008 Ventiv Agreement and the 2010 Ventiv Agreement were $10.9 million, $21.6 million, and $19.2 million for the years ended December 31, 2010, 2009, and 2008, respectively.

UPS Supply Chain Solutions

Under the terms of this agreement, we utilize UPS Supply Chain Solutions to provide customer service support, chargeback processing, accounts receivables management and warehouse, freight and distribution services for certain of our products in the United States. The initial term of the agreement will extend to March 31, 2015. The agreement may be terminated by either party (1) without cause upon prior written notice to the other party; (2) with cause in the event of an uncured material breach by the other party and (3) if the other party become insolvent or bankrupt. In the event of termination of services provided under the Warehouse Distribution Services Schedule to the agreement (i) by Endo without cause or (ii) by UPS due to Endo's breach, failure by Endo to make payments when due, or Endo's insolvency, we would be required to pay UPS certain termination costs. Such termination costs would not exceed $2 million.

General

In addition to the manufacturing and supply agreements described above, we have agreements with various companies for clinical development services. Although we have no reason to believe that the parties to these agreements will not meet their obligations, failure by any of these third parties to honor their contractual obligations may have a materially adverse effect on our business, financial condition, results of operations and cash flows.

Milestones and Royalties

See Note 7 for a complete description of future milestone and royalty commitments pursuant to our acquisitions, license and collaboration agreements.

Employment Agreements

We have entered into employment agreements with certain members of management.

Research Contracts

We routinely contract with universities, medical centers, contract research organizations and other institutions for the conduct of research and clinical studies on our behalf. These agreements are generally for the duration of the contracted study and contain provisions that allow us to terminate prior to completion.

Legal Proceedings

In the ordinary course of its business, the Company is involved in various claims and legal proceedings, including product liability, intellectual property, and commercial litigation. While we cannot predict the outcome of our ongoing legal proceedings and we intend to vigorously defend our position, an adverse outcome in any of these proceedings could have a material adverse effect on our current and future financial position, results of operations and cash flows.

Withdrawal of Redux, Legal Proceedings, Insurance Claims, and Related Contingencies

In September 1997, Indevus announced a market withdrawal of its first commercial prescription product, the anti-obesity medication Redux (dexfenfluramine hydrochloride capsules C-IV), which had been launched in June 1996 by its licensee, American Home Products Corporation, which became Wyeth, and was later acquired by Pfizer. The withdrawal of Redux was based on a preliminary analysis by the FDA of potential abnormal echocardiogram findings associated with certain patients taking Redux or the combination of fenfluramine with phentermine. Following the withdrawal of Redux, Indevus was named, together with other pharmaceutical companies, as a defendant in several thousand product liability legal actions in federal and state courts relating to the use of Redux and other weight loss drugs. Fewer than 50 cases are still pending against Indevus and/or the Company. In May 2001, Indevus entered into the AHP Indemnity and Release Agreement with Wyeth pursuant to which Wyeth agreed to indemnify Indevus against certain classes of product liability cases filed against Indevus related to Redux and Indevus agreed to dismiss Redux related claims against Wyeth. Under the terms of the AHP Indemnity and Release Agreement, Wyeth has agreed to indemnify Indevus for claims brought by plaintiffs who initially opted out of Wyeth's national class action settlement of diet drug claims and claimants alleging primary pulmonary hypertension. In addition, Wyeth has agreed to fund all future legal costs of Indevus related to the defense of Redux-related product liability cases. Also, pursuant to the AHP Indemnity and Release Agreement, Wyeth agreed to fund additional insurance coverage to supplement Indevus' existing product liability insurance. The Company believes the total insurance coverage, including the additional insurance coverage funded by Wyeth, is sufficient to address the potential remaining Redux product liability exposure. However, there can be no assurance Redux claims will not exceed the amount of insurance coverage available to the Company and Wyeth's indemnification obligations under the AHP Indemnity and Release Agreement. If such insurance coverage and Wyeth indemnification is not sufficient to satisfy Redux-related claims, the payment of amounts to satisfy such claims may have a material adverse effect on the Company's business, results of operations, financial condition or cash flows. Prior to the effectiveness of the AHP Indemnity and Release Agreement, Redux-related defense costs of Indevus were paid by, or subject to reimbursement from, Indevus' product liability insurers. To date, there have been no Redux-related product liability settlements or judgments paid by Indevus or their insurers.

If the Company incurs additional product liability defense and other costs subject to claims on the Reliance product liability policy up to the $5.0 million limit of the policy, the Company will have to pay such costs without expectation of reimbursement and will incur charges to operations for all or a portion of such payments.

Department of Health and Human Services Subpoena

In January 2007, the Company received a subpoena issued by the United States Department of Health and Human Services, Office of Inspector General (OIG). The subpoena requests documents relating to Lidoderm® (lidocaine patch 5%), focused primarily on the sale, marketing and promotion of Lidoderm®. The Company is cooperating with the government. At this time, the Company cannot predict or determine the outcome of the above matter or reasonably estimate the amount or range of amounts of fines or penalties, if any, that might result from a settlement or an adverse outcome.

Pricing Litigation

A number of cases brought by local and state government entities are pending that allege generally that our wholly-owned subsidiary, Endo Pharmaceuticals Inc. (EPI) and numerous other pharmaceutical companies reported false pricing information in connection with certain drugs that are reimbursable under Medicaid. These cases generally seek damages, treble damages, disgorgement of profits, restitution and attorneys' fees.

The federal court cases have been consolidated in the United States District Court for the District of Massachusetts under the Multidistrict Litigation Rules as In re: Pharmaceutical Industry Average Wholesale Price Litigation, MDL 1456. The following previously reported cases are pending in MDL 1456 and have been consolidated into one consolidated complaint: City of New York v. Abbott Laboratories, Inc., et al.; County of Albany v. Abbott Laboratories, Inc., et al.; County of Allegany v. Abbott Laboratories, Inc., et al.; County of Broome v. Abbott Laboratories, Inc., et al.; County of Cattaraugus v. Abbott Laboratories, Inc., et al; County of Cayuga v. Abbott Laboratories, Inc., et al.; County of Chautauqua v. Abbott Laboratories, Inc., et al.; County of Chemung v. Abbott Laboratories, Inc., et al.; County of Chenango v. Abbott Laboratories, Inc., et al.; County of Columbia v. Abbott Laboratories, Inc., et al.; County of Cortland v. Abbott Laboratories, Inc., et al.; County of Dutchess v. Abbott Laboratories, Inc., et al.; County of Essex v. Abbott Laboratories, Inc., et al.; County of Fulton v. Abbott Laboratories, Inc., et al.; County of Genesee v. Abbott Laboratories, Inc., et al.; County of Greene v. Abbott Laboratories, Inc., et al.; County of Herkimer v. Abbott Laboratories, Inc., et al.; County of Jefferson v. Abbott Laboratories, Inc., et al.; County of Lewis v. Abbott Laboratories, Inc., et al.; County of Madison v. Abbott Laboratories, Inc., et al.; County of Monroe v. Abbott Laboratories, Inc., et al.; County of Niagara v. Abbott Laboratories, Inc., et al.; County of Oneida v. Abbott Laboratories, Inc., et al.; County of Onondaga v. Abbott Laboratories, Inc., et al.; County of Ontario v. Abbott Laboratories, Inc., et al.; County of Orleans v. Abbott Laboratories, Inc., et al.; County of Putnam v. Abbott Laboratories, Inc., et al.; County of Rensselaer v. Abbott Laboratories, Inc., et al.; County of Rockland v. Abbott Laboratories, Inc., et al.; County of St. Lawrence v. Abbott Laboratories, Inc., et al.; County of Saratoga v. Abbott Laboratories, Inc., et al.; County of Schuyler v. Abbott Laboratories, Inc., et al.; County of Seneca v. Abbott Laboratories, Inc., et al.; County of Steuben v. Abbott Laboratories, Inc., et al.; County of Suffolk v. Abbott Laboratories, Inc., et al.; County of Tompkins v. Abbott Laboratories, Inc., et al.; County of Ulster v. Abbott Laboratories, Inc., et al.; County of Warren v. Abbott Laboratories, Inc., et al.; County of Washington v. Abbott Laboratories, Inc., et al.; County of Wayne v. Abbott Laboratories, Inc., et al.; County of Westchester v. Abbott Laboratories, Inc., et al; County of Wyoming v. Abbott Laboratories, Inc., et al.; and County of Yates v. Abbott Laboratories, Inc., et al.

In addition, a previously reported case originally filed in the Southern District of New York, County of Orange v. Abbott Laboratories, Inc., et al., has been transferred to the MDL and consolidated with the cases listed above.

On January 22, 2010, without admitting any liability or wrongdoing, EPI and the plaintiffs reached an agreement in principle to resolve the foregoing federal cases brought by New York City and the New York counties on terms that are not material to the Company's business, results of operations, financial condition or cash flows.

On November 3, 2010, the State of Louisiana submitted its Third Amending Petition for Damages and Jury Demand in the previously-filed case of State of Louisiana v. Abbott Laboratories, Inc., et al., No. 596164. That Petition names EPI as a defendant. The Petition also names numerous other pharmaceutical companies and contains allegations similar to the allegations in the cases described above. The case is pending in the 19th Judicial District, Parish of East Baton Rouge.

There is a previously reported case pending in the MDL against EPI and numerous other pharmaceutical companies: State of Iowa v. Abbott Laboratories, Inc., et al., Civ. Action No. 4:07-cv-00461. On June 25, 2010, without admitting any liability or wrongdoing, EPI and the plaintiff reached an agreement in principle to resolve this case brought by the State of Iowa on terms that are not material to the Company's business, results of operations, financial condition or cash flows.

Three previously reported cases, County of Erie v. Abbott Laboratories, Inc., et al., originally filed in the Supreme Court of the State of New York, Erie County, County of Oswego v. Abbott Laboratories, Inc., et al., originally filed in the Supreme Court of the State of New York, Oswego County, and County of Schenectady v. Abbott Laboratories, Inc., et al., originally filed in the Supreme Court of the State of New York, Schenectady County, have been coordinated by the New York Litigation Coordinating Panel in the Supreme Court of the State of New York, Erie County. Without admitting any liability or wrongdoing, EPI and the plaintiffs have reached an agreement in principle to resolve these cases brought by the County of Erie, the County of Oswego and the County of Schenectady on terms that are not material to the Company's business, results of operations, financial condition or cash flows.

There is a previously reported case pending in the Circuit Court of Montgomery County, Alabama against EPI and numerous other pharmaceutical companies: State of Alabama v. Abbott Laboratories, Inc., et al.

There is a previously reported case pending in the Third Judicial District Court of Salt Lake County, Utah against EPI and numerous other pharmaceutical companies: State of Utah v. Actavis US, Inc., et al., Civ. Action No. 070913719.

The Company intends to contest the above unresolved cases vigorously and to explore other options as appropriate in the best interests of the Company. Litigation similar to that described above may also be brought by other plaintiffs in various jurisdictions. However, we cannot predict the timing or outcome of any such litigation, or whether any such litigation will be brought against the Company.

Paragraph IV Certifications on Lidoderm®

On January 15, 2010, the Company and the holders of the Lidoderm® NDA and relevant patent, Teikoku Seiyaku Co., Ltd., and Teikoku Pharma USA, Inc. (Teikoku) received a Paragraph IV Certification Notice under 21 U.S.C. 355(j) from Watson Laboratories, Inc. advising of the filing of an Abbreviated New Drug Application (ANDA) for a generic version Lidoderm® (lidocaine topical patch 5%). The Paragraph IV Certification Notice refers to U.S. Patent No. 5,827,529, which covers the formulation of Lidoderm®, a topical patch to relieve the pain of post herpetic neuralgia launched in 1999. This patent is listed in the FDA's Orange Book and expires in October 2015. As a result of this Notice, on February 19, 2010, the Company, Teikoku Seiyaku Co., Ltd. and Teikoku Pharma USA, Inc. filed a lawsuit against Watson Laboratories, Inc, in the United States District Court of the District of Delaware. Because the suit was filed within the 45-day period under the Hatch-Waxman Act for filing a patent infringement action, we believe that it triggered an automatic 30-month stay of approval under the Act. On March 4, 2010, Watson filed an Answer and Counterclaims, claiming U.S. Patent No. 5,827,529 is invalid or not infringed. In October 2010, Teikoku Pharma USA listed U.S. Patent No. 5,741,510 in the FDA's Orange Book, and this patent expires in March 2014. This patent has not yet been challenged. Endo intends, and has been advised by Teikoku that they too intend, to defend Lidoderm®'s intellectual property rights and to pursue all available legal and regulatory avenues in defense of Lidoderm®, including enforcement of the product's intellectual property rights and approved labeling. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of this litigation but will explore all options as appropriate in the best interests of the Company.

In January 2011, the Company and Teikoku received a Paragraph IV Certification Notice under 21 U.S.C. 355(j) from Mylan Technologies Inc. (Mylan) advising of the filing of an ANDA for a generic version of Lidoderm® (lidocaine topical patch 5%). The Paragraph IV Certification Notice refers to U.S. Patent Nos. 5,827,529 and 5,741,510, which cover the formulation of Lidoderm®. These patents are listed in the FDA's Orange Book and expire in October 2015 and March 2014, respectively. The Company is currently reviewing the details of this notice from Mylan and intends, and has been advised by Teikoku that it too intends, to pursue all available legal and regulatory pathways in defense of Lidoderm®. However, there can be no assurance that we will be successful. If we are unsuccessful and Mylan is able to obtain FDA approval of its product, it may be able to launch its generic version of Lidoderm® prior to the applicable patents' expirations in 2014 and 2015.

In addition to the above litigation, it is possible that another generic manufacturer may also seek to launch a generic version of Lidoderm® and challenge the applicable patents.

Paragraph IV Certifications on Opana® ER

On December 14, 2007, the Company received a notice from Impax Laboratories, Inc. (Impax) advising of the FDA's apparent acceptance for substantive review, as of November 23, 2007, of Impax's amended ANDA for a generic version of Opana® ER (oxymorphone hydrochloride extended-release tablets CII). Impax's letter included notification that it had filed Paragraph IV certifications with respect to Penwest's U.S. Patent Nos. 7,276,250, 5,958,456 and 5,662,933, which cover the formulation of Opana® ER. These patents are listed in the FDA's Orange Book and expire in 2023, 2013 and 2013, respectively.

On June 16, 2008, the Company received a notice from Impax that it had filed an amendment to its ANDA containing Paragraph IV certifications for the 7.5 mg, 15 mg and 30 mg strengths of oxymorphone hydrochloride extended release tablets. The Company and Penwest timely filed lawsuits against Impax in the United States District Court for the District of Delaware in connection with Impax's ANDAs.

On June 8, 2010, the Company and Penwest settled all of the Impax litigation relating to Opana® ER. Both sides dismissed their respective claims and counterclaim with prejudice. Under the terms of the settlement, Impax agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Impax a license permitting the production and sale of generic Opana® ER for 5, 10, 20, 30 and 40 mg tablets commencing on January 1, 2013 or earlier under certain circumstances. Such license is exclusive for 5, 10, 20, 30 and 40 mg tablets of generic Opana® ER for which Impax obtains first applicant status as described in 21 U.S.C. Section 355(j)(5)(B)(iv), for the period beginning on January 1, 2013 or earlier under certain circumstances, and such exclusivity ends upon expiration or forfeit of the 180-day period described in 21 U.S.C. Section 355(j)(5)(B)(iv) for such dosage strength. Such license is also subject to any agreements executed by us and/or Penwest and any third party holding an ANDA referencing Opana® ER as of or prior to June 8, 2010.

In February 2008, the Company received a notice from Actavis South Atlantic LLC (Actavis), advising of the filing by Actavis of an ANDA containing a Paragraph IV certification under 21 U.S.C. Section 355(j) for a generic version of Opana® ER (oxymorphone hydrochloride extended-release tablets CII).

On or around June 2, 2008, the Company received a notice from Actavis that it had filed an amendment to its ANDA containing Paragraph IV certifications for the 7.5 mg and 15 mg dosage strengths of oxymorphone hydrochloride extended release tablets. On or around July 2, 2008, the Company received a notice from Actavis that it had filed an amendment to its ANDA containing a Paragraph IV certification for the 30 mg dosage strength. The Company and Penwest timely filed lawsuits against Actavis in the United States District Court for the District of New Jersey.

On February 20, 2009, the Company and Penwest settled all of the Actavis litigation relating to Opana® ER. Under the terms of the settlement, Actavis agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Actavis a license permitting the production and sale of generic Opana® ER 7.5 and 15 mg tablets on July 15, 2011, or earlier under certain circumstances. The Company and Penwest also granted Actavis a license to produce and market other strengths of Opana® ER generic commencing on the earlier of July 15, 2011 and the date on which any third party commences commercial sales of a generic form of the drug.

On July 14, 2008, the Company received a notice from Sandoz, Inc. (Sandoz), advising of the filing by Sandoz of an ANDA containing a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in 5 mg, 10 mg, 20 mg and 40 mg dosage strengths.

On November 20, 2008, the Company received a notice from Sandoz that it had filed an amendment to its ANDA containing Paragraph IV certifications for the 7.5 mg, 15 mg and 30 mg dosage strengths of oxymorphone hydrochloride extended release tablets. The Company and Penwest timely filed lawsuits against Sandoz in the United States District Court for the District of Delaware.

On June 8, 2010, the Company and Penwest settled all of the Sandoz litigation relating to Opana® ER. Both sides dismissed their respective claims and counterclaim with prejudice. Under the terms of the settlement, Sandoz agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Sandoz a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

On September 12, 2008, the Company received a notice from Barr Laboratories, Inc. (Barr), advising of the filing by Barr of an ANDA containing a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in a 40 mg dosage strength. On September 15, 2008, the Company received a notice from Barr that it had filed an ANDA containing a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in 5 mg, 10 mg, and 20 mg dosage strengths. On June 2, 2009, the Company received a notice from Barr that it had filed an ANDA containing a Paragraph IV certification under 21 U.S.C. Section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in 7.5 mg, 15 mg, and 30 mg dosage strengths. The Company and Penwest timely filed lawsuits against Barr in the United States District Court for the District of Delaware in connection with Barr's ANDA.

On April 12, 2010, the Company and Penwest settled all of the Barr litigation relating to Opana® ER. Under the terms of the settlement, Barr agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Barr a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

On January 20, 2010, the Company received a notice from Watson Laboratories, Inc. (Watson) advising of the filing by Watson of an ANDA containing a Paragraph IV certification under 21 U.S.C. section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in a 40 mg dosage strength. On March 19, 2010, the Company received a notice from Watson advising of the filing by Watson of an ANDA containing a Paragraph IV certification under 21 U.S.C. section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in 5, 7.5,10, 15, 20, and 30 mg dosage strengths. The Company and Penwest timely filed lawsuits against Watson in the U.S. District Court for the District of New Jersey in connection with Watson's ANDA. The lawsuit alleges infringement of an Orange Book-listed U.S. patent that covers the Opana® ER formulation.

On October 4, 2010, the Company and Penwest settled all of the Watson litigation relating to Opana® ER. Under the terms of the settlement, Watson agreed not to challenge the validity or enforceability of Penwest's patents relating to Opana® ER. The Company and Penwest agreed to grant Watson a license permitting the production and sale of all strengths of Opana® ER commencing on September 15, 2012, or earlier under certain circumstances.

On December 29, 2009, the Company received a notice from Roxane Laboratories, Inc. (Roxane) advising of the filing by Roxane of an ANDA containing a Paragraph IV certification under 21 U.S.C. section 355(j) with respect to oxymorphone hydrochloride extended-release oral tablets in a 40 mg dosage strength. The notice refers to Penwest's U.S. Patent Nos. 5,662,933, 5,958,456 and 7,276,250, which cover the formulation of Opana® ER. These patents are listed in the FDA's Orange Book and expire in 2013, 2013, and 2023, respectively. Subsequently, on January 29, 2010, the Company and Penwest filed a lawsuit against Roxane in the U.S. District Court for the District of New Jersey in connection with Roxane's ANDA. The lawsuit alleges infringement of an Orange Book-listed U.S. patent that covers the Opana® ER formulation. Because the suit was filed within the 45-day period under the Hatch-Waxman Act for filing a patent infringement action, we believe that it triggered an automatic 30-month stay of approval under the Act.

We intend to pursue all available legal and regulatory avenues in defense of Opana® ER, including enforcement of our intellectual property rights and approved labeling. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of any of these litigations but will explore all options as appropriate in the best interests of the Company.

Paragraph IV Certifications on Sanctura XR®

On June 2, 2009, the Company's subsidiary, Endo Pharmaceuticals Solutions, Inc. (Endo Solutions), received a notice from Watson advising that Watson had filed a certification with the FDA under 21 C.F.R. Section 314.95(c)(1) in conjunction with ANDA 91-289 for approval to commercially manufacture and sell generic versions of Sanctura XR® trospium chloride extended release capsules. The Paragraph IV Certification Notice alleged that U.S. Patent No. 7,410,978, listed in the Orange Book for Sanctura XR® is invalid and/or will not be infringed by the commercial manufacture, use, or sale of Watson's generic product. This patent expires February 1, 2025 and is owned by Supernus Pharmaceuticals, Inc. and licensed to Endo Solutions.

In response to Watson's notice letter, on July 13, 2009, Endo Solutions and its partners Supernus Pharmaceuticals, Inc. (Supernus) and Allergan filed a lawsuit against Watson in the United States District Court for the District of Delaware alleging infringement of U.S. Patent No. 7,410,978 by Watson's ANDA. Because the suit was filed within the 45-day period under the Hatch-Waxman Act for filing a patent infringement action, we believe that it triggered an automatic 30-month stay of approval under the Act. We intend, and have been advised by Supernus and Allergan that they too intend, to contest this case vigorously. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of this litigation but will explore all options as appropriate in the best interests of the Company.

On November 4, 2009, the Company received a Paragraph IV Certification Notice under 21 U.S.C. Section 355(j) from Sandoz advising the Company that Sandoz had filed an ANDA for a generic version of Sanctura XR® trospium chloride extended release capsules. The Paragraph IV Certification Notice alleges that U.S. Patent No. 7,410,978, listed in the Orange Book for Sanctura XR® is invalid, unenforceable, and/or will not be infringed by the commercial manufacture, use, or sale of Sandoz's generic product. This patent expires February 1, 2025 and is owned by Supernus Pharmaceuticals, Inc. and licensed to Endo Solutions.

In response to Sandoz's Certification Notice, on November 19, 2009, Supernus, Endo Solutions and Allergan filed a lawsuit against Sandoz in the United States District Court for the District of Delaware alleging infringement of U.S. Patent No. 7,410,978 by Sandoz's ANDA. Because the suit was filed within the 45-day period under the Hatch-Waxman Act for filing a patent infringement action, we believe that it triggered an automatic 30-month stay of approval under the Act. We intend, and have been advised by Supernus and Allergan that they too intend, to contest this case vigorously. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of this litigation but will explore all options as appropriate in the best interests of the Company.

On April 26, 2010, the Company received a Paragraph IV Certification Notice under 21 U.S.C. Section 355(j) from Paddock Laboratories, Inc. (Paddock) advising the Company that Paddock had filed an ANDA for a generic version of Sanctura XR® trospium chloride extended release capsules. The Paragraph IV Certification Notice alleges that U.S. Patent No. 7,410,978, listed in the Orange Book for Sanctura XR® is invalid, unenforceable, and/or will not be infringed by the commercial manufacture, use, or sale of Paddock's generic product. This patent expires February 1, 2025 and is owned by Supernus Pharmaceuticals, Inc. and licensed to Endo Solutions.

In response to Paddock's Certification Notice, on June 9, 2010, Supernus, Endo Solutions and Allergan filed a lawsuit against Paddock in the United States District Court for the District of Delaware alleging infringement of U.S. Patent No. 7,410,978 by Paddock's ANDA. Because the suit was filed within the 45-day period under the Hatch-Waxman Act for filing a patent infringement action, we believe that it triggered an automatic 30-month stay of approval under the Act. We intend, and have been advised by Supernus and Allergan that they too intend, to contest this case vigorously. However, there can be no assurance that we will be successful. Additionally, we cannot predict or determine the timing or outcome of this litigation but will explore all options as appropriate in the best interests of the Company.

During the second half of 2010, Watson, Sandoz, and Paddock filed additional Paragraph IV certifications pertaining to U.S. Patent Nos. 7,763,635 (the '635 patent), 7,759,359 (the '359 patent), 7,781,448 (the '448 patent), and 7,781,449 (the '449 patent). In each case, Supernus, Allergan, and Endo Solutions filed complaints alleging infringement of the '448 and '449 patents by each defendant and infringement by Sandoz of the '635 and '359 patents as well.

On September 21, 2010, the court consolidated the suits against Sandoz and Paddock into the original suit filed against Watson. Trial in these cases is currently set to commence on May 2, 2011.

MCP Cases

Qualitest Pharmaceuticals (Qualitest), along with several other pharmaceutical manufacturers, has been named as a defendant in numerous lawsuits in various federal and state courts alleging personal injury resulting from the use of the prescription medicine metoclopramide. Plaintiffs in these suits allege various personal injuries including tardive dyskinesia, other movement disorders, and death. Trials in certain of these actions have been scheduled for 2011. Subject to certain terms and conditions, we will be indemnified by the former owners of Qualitest with respect to metoclopramide litigation arising out of the sales of the product by Qualitest between January 1, 2006 and the date on which the acquisition was completed, subject to an overall liability cap of $100 million for all claims arising out of or related to the acquisition, including the claims described above.

Other Legal Proceedings

In addition to the above proceedings, we are involved in, or have been involved in, arbitrations or various other legal proceedings that arise from the normal course of our business. We cannot predict the timing or outcome of these claims and other proceedings. Currently, we are not involved in any arbitration and/or other legal proceeding that we expect to have a material effect on our business, financial condition, results of operations and cash flows.

Leases

We lease automobiles and office and laboratory facilities under certain noncancelable operating leases that expire from time to time through 2018. These leases are renewable at our option. A summary of minimum future rental payments required under operating leases as of December 31, 2010 are as follows (in thousands):

Operating Leases
2011	12,247
2012	7,888
2013	7,002
2014	6,665
2015	3,414
Thereafter	5,695

Total minimum lease payments	$42,911

Expense incurred under operating leases was $17.2 million, $12.2 million, and $8.7 million for the years ended December 31, 2010, 2009, and 2008, respectively.